Summary of Significant Accounting Policies: Policyholder Account Balances (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Policies
Policyholder Account Balances

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  Average credited rate was 4.6% for the three and nine months ended September 30, 2013 and 4.5% for the three and nine months ended September 30, 2012.  Future minimum guaranteed interest rate during the life of the contracts is 0% to 4.5%.

Policyholder Account Balances

The Company recognizes a liability at the stated account value for policyholder deposits that are not subject to significant policyholder mortality or longevity risk and for universal life-type policies.  The account value equals the sum of the original deposit and accumulated interest, less any withdrawals and expense charges.  Average credited rate is 4.5% in 2012, 2011 and 2010.  Future minimum guaranteed interest rate during the life of the contracts is 4.5%.